PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2026
Property, plant and equipment [abstract]
Schedule of movement in property and equipment	The following table summarizes the movement in the net book value of property, plant and equipment for the nine-month period ended September 30:

	2026	2025*

Balance as of January 1	849	624

Additions	179	221
Acquisitions**	54	1
Disposals and write off	(3)	(3)
Depreciation	(120)	(102)
Impairment	(7)	(6)
Translation adjustment	(46)	12
Transfers and reclassifications	—	(2)
Modifications and reassessments	76	58

Balance as of September 30	982	803
**Acquisitions for nine-month period ended September 30, 2026  of US$54 comprise property, plant and equipment for the six solar power plants acquisition (US$49), the SUNVIN 11 acquisition (US$2), ISP Shtorm LLC acquisition (US$2) and LLC Micromobility acquisition (US$1).
Acquisitions for the nine-month period ended September 30, 2025 of US$1 comprise property, plant and equipment related to the Uklon acquisition. See Note 5 for further details.